Property, Equipment and Software (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Building [Member] CNY	Dec. 31, 2010 Building [Member] CNY	Dec. 31, 2011 Computer equipment [Member] CNY	Dec. 31, 2010 Computer equipment [Member] CNY	Dec. 31, 2011 Website-related equipment [Member] CNY	Dec. 31, 2010 Website-related equipment [Member] CNY	Dec. 31, 2011 Furniture and fixtures [Member] CNY	Dec. 31, 2010 Furniture and fixtures [Member] CNY	Dec. 31, 2011 Software [Member] CNY	Dec. 31, 2010 Software [Member] CNY	Dec. 31, 2011 Leasehold improvements [Member] CNY	Dec. 31, 2010 Leasehold improvements [Member] CNY	Dec. 31, 2011 Construction in progress [Member] CNY	Dec. 31, 2010 Construction in progress [Member] CNY
Property, plant and equipment [Line Items]
Original value					535,764,434	509,340,453	188,512,304	156,657,586	95,780,509	86,678,382	51,239,235	47,858,178	39,694,337	26,389,221	15,719,512	15,555,405	1,764,477	0
Less: accumulated depreciation and amortization		(244,570,938)	(188,800,245)
Total net book value	108,661,382	683,903,870	653,678,980
Depreciation	$ 12,521,627	78,809,867	62,929,541	45,196,678